Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Tabular disclosure of trade and other receivables

	As of December 31, 2022	As of December 31, 2021
Noncurrent
Other receivables:
Prepayments, tax receivables and other:
Prepayments and other receivables	13,630	15,236
Value added tax (“VAT”)	940	4,010
Turnover tax	493	765

	15,063	20,011

Financial assets:
Loans to employees	801	199

	801	199

Total noncurrent trade and other receivables	15,864	20,210

	As of December 31, 2022	As of December 31, 2021
Current
Trade:
Oil and gas accounts receivable (net of allowance for expected credit losses)	38,978	25,224

	38,978	25,224

Other receivables:
Prepayments, tax credits and other:
VAT	22,939	9,131
Prepaid expenses	13,864	3,633
Income tax	2,921	860
Turnover tax	634	42

	40,358	13,666

Financial assets:
Receivables from joint operations	3,854	2,286
Accounts receivable from third parties	2,172	2,025
Gas IV Plan (Note 2.5.3.2)	3,772	1,729
Advances to directors and loans to employees	444	491
LPG price stability program	574	293
Other	254	382

	11,070	7,206

Other receivables	51,428	20,872

Total current trade and other receivables	90,406	46,096

Reconciliation of changes in allowance account for credit losses
The changes in the allowance for expected credit losses of trade and other receivables are as follows:

	As of December 31, 2022	As of December 31, 2021
Amounts at beginning of year	(406)	(3)
Allowances (reversal) for expected credit losses (Note 7)	36	(406)
Foreign exchange differences	139	3

Amounts at end of year	(231)	(406)